INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025	Aug. 31, 2024
Income tax rate percentage	21.00%	21.00%	21.00%
Net operating loss carry forwards	$ 57,000,000	$ 54,000,000	$ 39,400,000
SINGAPORE
Income tax rate percentage	17.00%	17.00%
MALAYSIA
Income tax rate percentage	24.00%	24.00%
MALAYSIA | Evo Air Marketing (M) Sdn Bhd (Malaysia) [Member]
Equity method investment, ownership percentage	100.00%	100.00%
CAMBODIA
Income tax rate percentage	20.00%	20.00%
CHINA | WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member]
Income tax rate percentage	25.00%	25.00%